Segments Disclosures - Additions to non-current assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	$ 486	$ 417	$ 277
Purchase of intangible assets	14	14	20
Corporate
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	13	1	2
Purchase of intangible assets	13	12	17
Operating segments | Hydro
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	22	23	16
Purchase of intangible assets	0	0	0
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	174	229	117
Purchase of intangible assets	0	0	0
Operating segments | North American Gas
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	39	36	21
Purchase of intangible assets	0	0	0
Operating segments | Australian Gas
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	10	6	6
Purchase of intangible assets	0	0	0
Operating segments | Alberta Thermal
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	200	114	101
Purchase of intangible assets	1	2	3
Operating segments | Centralia
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	28	8	14
Purchase of intangible assets	0	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
Property, plant and equipment expenditures	0	0	0
Purchase of intangible assets	$ 0	$ 0	$ 0